SENIOR TERM LOAN	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Senior Term Loan
SENIOR TERM LOAN

9.	SENIOR TERM LOAN

On December 30, 2020, Legacy Airspan, together with Holdco, Airspan Networks (SG) Inc., Mimosa, Mimosa Networks International, LLC, Airspan Communications Limited, Airspan Networks LTD, and Airspan Japan K.K., as guarantors, together with the other parties thereto, entered into an assignment agreement, whereby Pacific Western Bank (“PWB”) and Ally Bank assigned their interests in a loan facility under the Second Amended and Restated Loan and Security Agreement with Legacy Airspan (the “PWB Facility”) to certain new lenders (the “Assignment Agreement”), and PWB entered into a resignation and assignment agreement (the “Agent Resignation Agreement”) pursuant to which PWB resigned in its capacity as agent under all of the transaction documents and DBFIP ANI LLC (“Fortress”) became the successor agent (as defined in the Agent Resignation Agreement), replacing PWB in such capacity under the PWB Facility. The Assignment Agreement and the Agent Resignation Agreement, along with a Reaffirmation and Omnibus Amendment, resulted in the amendment and restatement of the terms of the PWB Facility and a credit agreement with Fortress (the “Fortress Credit Agreement”) with the new lenders as the lenders thereunder. Fortress became the administrative agent, collateral agent and trustee for the lenders and other secured parties. On August 13, 2021, the Company, Legacy Airspan and certain of the Company’s subsidiaries who are party to the Fortress Credit Agreement entered into a Waiver and Consent, Second Amendment, Restatement, Joinder and Omnibus Amendment to Credit Agreement and Other Loan Documents relating to the Fortress Credit Agreement with Fortress to, among other things, add the Company as a guarantor, recognize and account for the Business Combination, recognize and account for the Convertible Notes (see Note 10) and provide updated procedures for replacement of LIBOR. On March 29, 2022, the Company, Legacy Airspan and certain of the Company’s subsidiaries who are party to the Fortress Credit Agreement entered into a Third Amendment and Waiver to Credit Agreement and Other Loan Documents (the “March 2022 Fortress Credit Amendment”) to, among other things, amend the financial covenants included in the Fortress Credit Agreement. On November 14, 2022, the Company, Legacy Airspan and certain of the Company’s subsidiaries who are party to the Fortress Credit Agreement entered into the November 2022 Fortress Credit Amendment to, among other things, effect a limited waiver of certain events of default under the Fortress Credit Agreement.

The Fortress Credit Agreement initial term loan total commitment of $34.0 million and a term loan commitment of $10.0 million were both funded to Legacy Airspan on December 30, 2020. Pursuant to the Fortress Credit Agreement, the Company may expand the term loan commitment by $20.0 million subject to the terms and conditions of the agreement. The maturity date of the total loan commitment is December 30, 2024. The Fortress Credit Agreement contains a prepayment premium of 5.0% if the prepayment occurs during the period from December 30, 2021 through December 29, 2022, and 3.0% if the prepayment occurs during the period from December 30, 2022 through December 29, 2023. The Fortress Credit Agreement also contained a prohibition on prepayment during the period from December 30, 2020 through December 29, 2021. Subsequent to December 29, 2021, the Company may prepay this loan but will incur a related fee in the amount of a make-whole amount of interest that would have been payable had such prepayment not been made.

To secure its obligations under the Fortress Credit Agreement, Fortress was assigned PWB’s security interest under the PWB Facility and the Company and certain of its subsidiaries granted Fortress as security for the obligations a security interest in (a) all of the real, personal and mixed property in which liens are granted or purported to be granted pursuant to any of the collateral documents as security for the obligations, (b) all products, proceeds, rents and profits of such property, (c) all of each loan party’s book and records (d) all of the foregoing whether now owned or existing, in each case excluding certain excluded assets.

The Fortress Credit Agreement and the Fortress Convertible Note Agreement each contains representations and warranties, events of default and affirmative and negative covenants, which include, among other things, certain restrictions on the ability to pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets, consummate business combinations (except for permitted investment, as defined in the Fortress Credit Agreement and the Fortress Convertible Note Agreement, respectively), and make distributions. In addition, financial covenants apply. Prior to the March 2022 Fortress Credit Amendment and the March 2022 Fortress Convertible Note Agreement Amendment, these financial covenants included (a) minimum liquidity of $4.0 million as of December 31, 2020 and $5.0 million thereafter, (b) minimum last twelve-month revenue and (c) minimum last twelve-month Earnings before Interest, Taxes, Depreciation, and Amortization (“EBITDA”). Pursuant to the March 2022 Fortress Credit Amendment and the March 2022 Fortress Convertible Note Agreement Amendment, the financial covenants included in the Fortress Credit Agreement and the Fortress Convertible Note Agreement were amended to increase the minimum liquidity requirement to an amount between $15.0 million and $20.0 million, depending on EBITDA performance levels and whether a default or event of default exists under the Fortress Credit Agreement, and decrease the minimum last twelve-month revenue and EBITDA requirements. Revenue and EBITDA financial covenants are tested quarterly. As of March 31, 2023, the Company was not in compliance with all applicable covenants under the Fortress Credit Agreement and the Fortress Convertible Note Agreement.

The Company was not in compliance with the minimum last twelve-month EBITDA covenant and the minimum last twelve-month revenue covenant under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes as of the December 31, 2022 and the March 31, 2023 quarterly measurement dates, and the Company was not in compliance with the minimum liquidity covenant under the Fortress Credit Agreement and the Fortress Convertible Note Agreement at all times from November 29, 2022, each of which is an event of default under those agreements. The Company did not make the payments due under the Fortress Credit Agreement and the Fortress Convertible Note Agreement on March 31, 2023, which is an event of default  under the Fortress Credit Agreement and the Fortress Convertible Note Agreement.

The Company is seeking a waiver with respect to current breaches. However, there can be no assurance that the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes will agree to waive the existing covenant breaches. Even if the Company receives a waiver with respect to such existing breaches, based on management’s current forecast, absent of additional financing or capital raising, the Company has concluded it is probable that the Company will not be in compliance with certain of the prospective financial covenants under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes during certain periods of the next twelve months. Accordingly, while the Company may seek future waivers from compliance with the applicable covenants in connection with such anticipated breaches, or amendments of existing financial covenants included in the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes, the Company is also pursuing alternative sources of capital so that it would be able to satisfy its prospective minimum liquidity obligations under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes. There can be no assurance that the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes will agree to waive any breaches thereunder that may arise in the future or that we will otherwise be able to remedy such breaches.

In the absence of waivers or remedies of existing covenant breaches or any additional breaches that may arise in the future, the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes could (i) elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest and other premiums, and institute foreclosure proceedings against the Company’s assets, (ii) elect to apply the default interest rate under the Fortress Credit Agreement and the Fortress Convertible Note Agreement and related agreements, and (iii) with respect to the Fortress Credit Agreement, elect to terminate their delayed draw commitments thereunder and cease making further loans. As a result of any of these actions, the Company could be forced into bankruptcy or liquidation. In addition, the Company’s subordinated term loan – related party (see Note 8) and subordinated debt (see Note 7) could be accelerated or required to be paid due to provisions contained within those instruments. As a result, the Company has classified its senior term loan, convertible debt, subordinated term loan and subordinated debt as current.

The Company’s senior term loan balance was $41.0 million and $44.1 million, inclusive of accrued interest of $5.8 million and $5.0 million, as of March 31, 2023 and December 31, 2022, respectively. Deferred financing fees of $3.2 million and $3.6 million are reflected as reductions of the outstanding senior term loan balance as of March 31, 2023 and December 31, 2022, respectively.

12.	SENIOR TERM LOAN

On December 30, 2020, Legacy Airspan, together with Holdco, Airspan Networks (SG) Inc., Mimosa, Mimosa Networks International, LLC, Airspan Communications Limited, Airspan Networks LTD, and Airspan Japan K.K., as guarantors, together with the other parties thereto, entered into an assignment agreement, whereby Pacific Western Bank (“PWB”) and Ally Bank assigned their interests in a loan facility under the Second Amended and Restated Loan and Security Agreement with Legacy Airspan (the “PWB Facility”) to certain new lenders (the “Assignment Agreement”), and PWB entered into a resignation and assignment agreement (the “Agent Resignation Agreement”) pursuant to which PWB resigned in its capacity as agent under all of the transaction documents and DBFIP ANI LLC (“Fortress”) became the successor agent (as defined in the Agent Resignation Agreement), replacing PWB in such capacity under the PWB Facility. The Assignment Agreement and the Agent Resignation Agreement, along with a Reaffirmation and Omnibus Amendment, resulted in the amendment and restatement of the terms of the PWB Facility and a credit agreement with Fortress (the “Fortress Credit Agreement”) with the new lenders as the lenders thereunder. Fortress became the administrative agent, collateral agent and trustee for the lenders and other secured parties. At Closing, on August 13, 2021, the Company, Legacy Airspan and certain of the Company’s subsidiaries who are party to the Fortress Credit Agreement entered into a Waiver and Consent, Second Amendment, Restatement, Joinder and Omnibus Amendment to Credit Agreement and Other Loan Documents relating to the Fortress Credit Agreement with Fortress to, among other things, add the Company as a guarantor, recognize and account for the Business Combination, recognize and account for the Convertible Notes (see Note 13) and provide updated procedures for replacement of LIBOR. On March 29, 2022, the Company, Legacy Airspan and certain of the Company’s subsidiaries who are party to the Fortress Credit Agreement entered into the March 2022 Fortress Credit Amendment to, among other things, amend the financial covenants included in the Fortress Credit Agreement. On November 14, 2022, the Company, Legacy Airspan and certain of the Company’s subsidiaries who are party to the Fortress Credit Agreement entered into the November 2022 Fortress Credit Amendment to, among other things, effect a limited waiver of certain events of default under the Fortress Credit Agreement.

The Fortress Credit Agreement initial term loan total commitment of $34.0 million and a term loan commitment of $10.0 million were both funded to Legacy Airspan on December 30, 2020. Pursuant to the Fortress Credit Agreement, the Company may expand the term loan commitment by $20.0 million subject to the terms and conditions of the agreement. The maturity date of the total loan commitment is December 30, 2024. The Fortress Credit Agreement contains a prepayment premium of 5.0% if the prepayment occurs during the period from December 30, 2021 through December 29, 2022, and 3.0% if the prepayment occurs during the period from December 30, 2022 through December 29, 2023. The Fortress Credit Agreement also contained a prohibition on prepayment during the period from December 30, 2020 through December 29, 2021. Subsequent to December 29, 2021, the Company may prepay this loan but will incur a related fee in the amount of a make-whole amount of interest that would have been payable had such prepayment not been made.

To secure its obligations under the Fortress Credit Agreement, Fortress was assigned PWB’s security interest under the PWB Facility and the Company granted Fortress as security for the obligations a security interest in (a) all of the real, personal and mixed property in which liens are granted or purported to be granted pursuant to any of the collateral documents as security for the obligations, (b) all products, proceeds, rents and profits of such property, (c) all of each loan party’s book and records (d) all of the foregoing whether now owned or existing, in each case excluding certain excluded assets.

The Fortress Credit Agreement contains representations and warranties, events of default and affirmative and negative covenants, which include, among other things, certain restrictions on the ability to pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets, consummate business combinations (except for permitted investment, as defined in the Fortress Credit Agreement), and make distributions. In addition, financial covenants apply. Prior to the March 2022 Fortress Credit Amendment, these financial covenants included (a) minimum liquidity of $4.0 million as of December 31, 2020 and $5.0 million thereafter, (b) minimum last twelve-month revenue and (c) minimum last twelve-month Earnings before Interest, Taxes, Depreciation, and Amortization (“EBITDA”). Pursuant to the March 2022 Fortress Credit Amendment, the financial covenants included in the Fortress Credit Agreement were amended to increase the minimum liquidity requirement to an amount between $15.0 million and $20.0 million, depending on EBITDA performance levels and whether a default or event of default exists under the Fortress Credit Agreement, and decrease the minimum last twelve-month revenue and EBITDA requirements. Revenue and EBITDA financial covenants are tested quarterly. As of December 31, 2022, the Company was not in compliance with all applicable covenants under the Fortress Credit Agreement.

The Company was not in compliance with the minimum last twelve-month EBITDA covenant and the minimum last twelve-month revenue covenant under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes as of the December 31, 2022 quarterly measurement date, and the Company was not in compliance with the minimum liquidity covenant under the Fortress Credit Agreement and the Fortress Convertible Note Agreement at all times from November 29, 2022, each of which is an event of default under those agreements.

The Company is seeking a waiver with respect to current breaches. However, there can be no assurance that the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes will agree to waive the existing covenant breaches. Even if the Company receives a waiver with respect to such existing covenant breaches, based on management’s current forecast, absent additional financing or capital raising, the Company has concluded it is probable that the Company will not be in compliance with certain of the prospective financial covenants under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes during certain periods of the next twelve months. Accordingly, while the Company may seek future waivers from compliance with the applicable covenants in connection with such anticipated breaches, or amendments of existing financial covenants included in the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes, the Company is also pursuing alternative sources of capital so that it would be able to satisfy its prospective minimum liquidity obligations under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes. There can be no assurance that the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes will agree to waive any breaches thereunder that may arise in the future or that we will otherwise be able to remedy such breaches.

In the absence of waivers or remedies of existing covenant breaches or any additional breaches that may arise in the future, the lenders under the Fortress Credit Agreement and the agreement governing the Company’s senior secured convertible notes could (i) elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest and other premiums, and institute foreclosure proceedings against the Company’s assets, (ii) elect to apply the default interest rate under the Fortress Credit Agreement and the Fortress Convertible Note Agreement and related agreements, and (iii) with respect to the Fortress Credit Agreement, elect to terminate their delayed draw commitments thereunder and cease making further loans. As a result of any of these actions, the Company could be forced into bankruptcy or liquidation. In addition, the Company’s subordinated term loan – related party (see Note 11) and subordinated debt (see Note 10) could be accelerated or required to be paid due to provisions contained within those instruments. As a result, the Company has classified its senior term loan, convertible debt, subordinated term loan and subordinated debt as current at December 31, 2022.

In connection with the Fortress Credit Agreement, the Company granted Fortress entities party to the Fortress Credit Agreement a warrant to purchase 55,284 shares of Legacy Airspan’s Series H Senior Convertible Preferred Stock at a purchase price of $61.50. See Note 16 for additional information about the Series H Senior Convertible Preferred Stock. These warrants were recorded at fair value and recorded as a discount to the debt and will be amortized over the term of the debt instrument.

The interest rate for Tranche 1 is based on the level of the Company’s Net EBITDA Leverage Ratio, as defined in the Fortress Credit Agreement. The initial applicable rate for Tranche 1 is set at Level V (see table below). After the initial applicable rate period, the relevant rate is as follows for Tranche 1:

Level	Net EBITDA Leverage Ratio	Base Rate Loan	LIBOR Loan
Level I	Less than or equal to 2.00:1.00	The applicable rate is the Base Rate plus 6.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 0.50%	The applicable rate is LIBOR plus 7.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 1.50%

Level II	Less than or equal to 3.00:1.00 but greater than 2.00:1.00	The applicable rate is the Base Rate plus 7.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 1.50%	The applicable rate is LIBOR plus 8.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 2.50%

Level III	Less than or equal to 4.00:1.00 but greater than 3.00:1.00	The applicable rate is the Base Rate plus 8.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 2.50%	The applicable rate is LIBOR plus 9.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 3.50%

Level IV	Less than or equal to 5.00:1.00 but greater than 4.00:1.00	The applicable rate is the Base Rate plus 9.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 3.50%	The applicable rate is LIBOR plus 10.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 4.50%

Level V	Greater than 5.00:1.00	The applicable rate is the Base Rate plus 10.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 4.50%	The applicable rate is LIBOR plus 11.00% per annum, of which the Margin Cash Component is 5.50% and the Margin PIK Component is 5.50%

Interest with respect to Tranche 1 is payable monthly in accordance with the Cash Component/PIK Component split described in the foregoing table.

With respect to Tranche 2, the relevant applicable rate is five percent (5.00%) as of December 31, 2022 and is payable monthly as interest paid in kind.

The Company’s senior term loan balance was $44.1 million and $46.8 million, inclusive of accrued interest of $5.0 million and $2.5 million, as of December 31, 2022 and 2021, respectively. Deferred financing fees of $3.6 million and $5.9 million are reflected as reductions of the outstanding senior term loan balance as of December 31, 2022 and 2021, respectively.